Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payments [Abstract]
Schedule of Weighted-Average Grant Date Fair Value of the Rsus Granted	The table below shows the number of RSUs granted covering an equal number of the Company’s Class A ordinary shares and the weighted-average grant date fair value of the RSUs granted:
	Number of RSUs	Weighted average Grant date fair value per share
RSUs outstanding December 31, 2022	87,642	$11.43
Granted	68,273	$3.57
Vested (1)	(86,566)	$9.27
Forfeited	(14,396)	$12.73
RSUs outstanding December 31, 2023	54,953	$6.63
Correction of prior period RSUs outstanding (2)	4,329	n.a
RSUs outstanding December 31, 2023	59,282	$6.63
Granted	-	$-
Vested (1)	(39,281)	$8.86
Forfeited	(1,100)	$9.37
RSUs outstanding June 30, 2024	18,901	$9.5

(1)	No ordinary shares were issued in connection with the RSUs that vested during the six-month period ended June 30, 2024 and the year ended December 31, 2023.

(2)	RSUs outstanding as at December 31, 2023 has been amended due to a prior period error.

Schedule of Grant Date Fair Value of Employee and Director Options Granted

The range of assumptions that the Company used to determine the grant date fair value of employee and director options granted were as follows:

	Tranche 1	Tranche 2	Directors
Volatility	70.91%	70.91%	75.32%
Expected term in years	7	7	6.92
Dividend rate	0%	0%	0%
Risk-free interest rate	1.58%	1.58%	1.58
Hurdle price	-	$18	-
Exercise price	$10.50	$10.50	$6.45
Share price	$9.42	$9.42	$5.03
Fair value of option on grant date	$6.14	$6.18	$3.31

Schedule of Weighted Average Grant Date Fair Value

The table below shows the number of options granted covering an equal number of the Company’s Class A ordinary shares and the weighted-average grant date fair value of the options granted:

	Number of options	Weighted average Grant date fair value per share
Options outstanding December 31, 2022	1,666,667	$5.21
Granted	154,074	$2.87
Vested	(354,074)	$4.71
Forfeited	(666,667)	$6.16
Options outstanding December 31, 2023	800,000	$6.14
Granted	143,628	$2.87
Vested	(71,814)	$2.87
Forfeited	-	$-
Options outstanding June 30, 2024	871,814	$5.87

Schedule of Non-Executive Directors that were Appointed

As part of their compensation package, the non-executive directors that were appointed in December 2020 were granted 5,000 shares for each year of service to the Company.

	Number of shares	Weighted average Grant date fair value per share
Incentive shares outstanding December 31, 2022	5,000	$23
Granted	-	$-
Vested	-	$-
Forfeited	-	$-
Incentive shares outstanding December 31, 2023	5,000	$23
Granted	-	$-
Vested	-	$-
Incentive shares outstanding June 30, 2024	5,000	23

Schedule of Reconciliation to Statement of Profit or Loss	Reconciliation to statement of profit or loss – for the six months ended June 30
€’000	2024	2023
RSUs	75	204
Incentive shares	6	28
Options	964	975
Share-based payment expense	1,045	1,207